APPENDIX I  		                 UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
		"              Washington, D.C.  20549 "

		                    FORM 24F-2
		        Annual Notice of Securities Sold
		            Pursuant to Rule 24f-2

 1. Name and address of issuer:

	 Eaton Vance Municipals Trust
	 Two International Place
	" Boston, Massachusetts  02110 "

 2.The name of each series or class of securities for which this
" Form is filed (state ""All Series"" if Form is being filed for all series): "

	 Eaton Vance Georgia Municipal Income Fund
	 Eaton Vance Maryland Municipal Income Fund
	 Eaton Vance Missouri Municipal Income Fund
	 Eaton Vance North Carolina Municipal Income Fund
	 Eaton Vance Oregon Municipal Income Fund
	 Eaton Vance South Carolina Municipal Income Fund
	 Eaton Vance Virginia Municipal Income Fund

 3. Investment Company Act File Number:
				 811-04409

     Securities Act File Number:
				 033-00572



 4(a). Last day of fiscal year for which this Form is filed:

				8/31/2014

" 4(b). Is this Form is being filed late (i.e., more than 90 days after the "
 end of the issuer's fiscal year)?
				 No

" Note: If the Form is being filed late, interest must be paid on the registration fee due. "

 4(c) Is this the last time the issuer will be filing this Form?

				 No

 5. Calculation of registration fee:

 (i)  Aggregate sale price of securities sold during the

 fiscal year pursuant to section 24(f):
			 $ 	" 109,011,569 "

 (ii)  Aggregate price of securities redeemed or
 repurchased during the fiscal year:
 $ 	" 178,740,898 "

 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no
" earlier than October 11, 1995 that were not " previously used to reduce registration fees payable to the Commission:
$ 	" 378,139,296 "

 (iv)  Total available redemption credits [add items 5(ii)
and 5(iii)]:
$ 	" 556,880,194 "

 (v)    Net sales - if item 5(i) is greater than item 5(iv)


 [subtract item 5(iv) from item 5(i)]:
		  $ 	 -

 (vi)   Redemption credits available for use in future years -
 if item 5(i) is less than item 5(iv) [subtract item
 5(iv) from item 5(i)]:
$ 	" (447,868,625)"

 (vii)  Multiplier for determining registration fee
 (See Instructions C.9):
		 x 	 0

 (viii) Registration fee due [multiply Item 5(v)
 by Item 5(vii)] (enter
" ""0"" if no fee is due): "
			 = 	 -


 6. Prepaid Shares

 If the response to item 5(i) was determined by deducting
 an amount
 of securities that were registered under the Securities
 Act of 1933
 pursuant to rule 24e-2 as in effect before [effective
date of recession of
" rule 24e-2], then report the amount of securities
(number of shares or "
 other units) deducted here:
			 -

 If there is a number of shares or other units that
were registered pursuant
 to rule 24e-2 remaining unsold at the end of the
fiscal year for which this
" Form is filed that are available for use by the
issuer in future fiscal years, "
 then state that number here:
			 -


 7. Interest due - if this Form is being filed more than
 90 days after the end
 of the issuer's fiscal year (See Instruction D):
						 -


 8. Total of the amount of the registration fee due plus
any interest
 due [line 5(viii) plus line 7]:
				 -


 9. Date the registration fee and any interest payment
was sent to
 the Commission's lockbox depository:
					 N/A
 Method of delivery: 		 Wire Transfer
		 Mail or other means

 Signatures

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


" William J. Austin, Jr. "
 Assistant Treasurer

 Date: 11/24/2014